Contents of Significant Accounts - Summary of Disaggregation of Revenue by Geography (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	$ 213,011,018	$ 176,820,914	$ 148,201,641
Taiwan [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	80,655,096	65,003,509	53,966,435
Singapore [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	29,068,748	26,054,856	23,979,343
China (includes Hong Kong) [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	31,176,136	22,629,388	19,115,188
Japan [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	13,705,192	15,363,352	9,855,772
USA [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	24,270,210	24,546,963	19,957,615
Europe [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	5,628,998	6,416,235	6,900,339
Others [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	$ 28,506,638	$ 16,806,611	$ 14,426,949